Subsequent Events (Details) - Subsequent event $ in Thousands	2 Months Ended
Aug. 31, 2016 USD ($)
Subsequent Event [Line Items]
Debt instrument amount repurchased	$ 31,965
Repurchase of senior notes	$ 15,623